Schedule of cost and accumulated depreciation associated with these assets (Details) - HKD ($)	Sep. 30, 2025	Sep. 30, 2024
Leases
Cost of assets leased under operating leases	$ 8,618,580	$ 14,510,730
Accumulated depreciation associated with assets leased under operating leases	$ 4,106,408	$ 6,750,528